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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from June 1, 2006 to June 30, 2006

                    Commission File Number of issuing entity:
                                  333-122688-21

                           RASC SERIES 2006-KS3 TRUST
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-122688

                    RESIDENTIAL ASSET SECURITIES CORPORATION
              (Exact name of depositor as specified in its charter)

                         RESIDENTIAL FUNDING CORPORATION
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Corporation, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (952) 857-7000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)       Name of exchange
                                                                                       (If Section 12(b))

                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Home Equity Mortgage Asset-Backed
Pass-Through Certificates,
Series 2006-KS3, in the classes
specified herein                         [___]         [___]         [ X ]              _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RASC Series 2006-KS3 Home Equity Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated March 27, 2006, and related Prospectus dated February 7, 2006 (collectively, the "Prospectus"), of the RASC Series 2006-KS3 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-I-1, Class A-I-2, Class A-I-3, Class A-I-4, Class A-II, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8, Class M-9, Class M-10 and Class M-11 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   July 2006 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement dated as of March 1, 2006 by and among the Residential Asset Securities Corporation, as depositor, Residential Funding Corporation, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of March 29, 2006, between Residential Funding Corporation and Residential Asset Securities Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2006).

Exhibit 10.3 Confirmation, dated as of the March 29, 2006, between U.S. Bank National Association, as trustee on behalf of the RASC Series 2006-KS3 Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2006).

Exhibit 99.1   July 2006 Monthly Statement to Certificateholders

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  July 25, 2006



                                    RASC Series 2006-KS3 Trust
                                    (Issuing entity)

                                    By:  Residential Funding Corporation, as
                                         Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Managing Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS